Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Shareholders' Equity [Abstract]
Shareholders' Equity

Note 10:  Shareholders' Equity

Preferred Stock - Series B Convertible Preferred Stock ("the Preferred Stock – Series B")

The Company has designated 10,000 shares of the Company's preferred stock as Series B Convertible Preferred Stock ("the Preferred -Series B") at a stated value of $1,000 per share.  The Preferred Stock – Series B is convertible into common stock at a conversion price of $0.75 per share.  The Preferred Stock – Series B does not pay interest.  The holders of the Preferred Stock – Series B are not entitled to receive dividends unless the Company's Board of Directors declare a dividend for holders of the Company's common stock and then the dividend shall be equal to the amount that such holder would have been entitled to receive if the holder converted its Preferred Stock – Series B into shares of the Company's common stock.

The Preferred Stock –Series B votes with holders of Common Stock upon the election of directors and upon any other matter submitted to a vote of shareholders, except those matters required by law to be submitted to a vote of holders of Preferred Stock of the Company or Series B Convertible Preferred Stock voting separately as a class or series, and except as provided in the Certificate of Designations of Series B Convertible Preferred Stock.  Fractional votes shall not, however, be permitted.  The holder of each share of Preferred Stock – Series B has voting rights equal to (i) the number of shares of Common Stock issuable upon conversion of such shares of Preferred Stock – Series B at such time (determined without regard to the shares of Common Stock so issuable upon such conversion in respect of accrued and unpaid dividends on such share of Preferred Stock) when the Preferred Stock – Series B votes together with the Company's Common Stock or any other class or series of stock of the Company and (ii) one vote per share of Preferred Stock when such vote is not covered by the immediately preceding clause.  In the event of a liquidation, dissolution, or winding up of the Company, the Preferred Stock – Series B is entitled to receive liquidation preference before the Common Stock.  The Company may at its option redeem the Preferred Stock – Series B by providing the required notice to the holders of the Preferred Stock – Series B and paying an amount equal to $1,000 multiplied by the number of shares for all of such holder's shares of outstanding Preferred Stock – Series B to be redeemed.

For the nine months ended September 30, 2011, there were 20 shares of Preferred Stock - Series B that were converted into 26,666 shares of common stock.  As of September 30, 2011, there were 5,659 shares of Preferred Stock – Series B issued and outstanding.

Common Stock

The Company received approximately $12 thousand and $526 thousand for the exercise of 10,000 and 458,011 stock options in the three and nine months ended September 30, 2011, respectively.   For the three months ended September 30, 2010, the Company received approximately $201 thousand for 101,230 stock options exercised and for the nine months ended September 30, 2010, $322 thousand for 174,794 stock options exercised. For the nine months ended September 30, 2011, there were 60,000 options exercised on a cashless basis resulting in 49,685 shares of common stock issued.

There were 186,666 and 581,995 warrants exercised on a cashless basis resulting in 154,728 and 476,663 shares of common stock issued in the three and nine months ended September 30, 2011, respectively.   For the three and nine months ended September 30, 2011, the Company received proceeds of approximately $480 thousand and $562 thousand from the exercise of warrants and issued 1,000,000 and 1,072,116 shares of common stock, respectively.  For the nine months ended September 30, 2010, there were 3,778,811 warrants exercised on a cashless basis resulting in 2,601,591 shares of common stock issued.

For the three and nine months ended September 30, 2011, no shares of common stock were issued for payment for services rendered and to be rendered in the future.   For the nine months ended September 30, 2010, 15,363 shares of common stock were issued for payment of $55 thousand for services rendered and the Company recorded the fair value of the services rendered in selling, general and administrative expenses in the accompanying unaudited condensed consolidated financial statements.

On August 24, 2011, eMagin's Board of Directors approved a stock repurchase plan.  The Company has been authorized to repurchase common stock not to exceed $2.5 million in total value.  The common stock repurchased will be considered authorized but un-issued shares.  As of September 30, 2011, the Company had not repurchased any common stock.

Note 10 - SHAREHOLDERS' EQUITY

Preferred Stock

Preferred Stock – Series B Convertible Preferred Stock ("the Preferred Stock – Series B")

The Company has designated 10,000 shares of the Company's preferred stock as Preferred Stock – Series B at a stated value of $1,000 per share.  The Preferred Stock – Series B is convertible into common stock at a conversion price of $0.75 per share.  The Preferred Stock – Series B does not pay interest.  The holders of the Preferred Stock – Series B are not entitled to receive dividends unless the Company's Board of Directors declare a dividend for holders of the Company's common stock and then the dividend shall be equal to the amount that such holder would have been entitled to receive if the holder converted its Preferred Stock – Series B into shares of the Company's common stock. Each share of Preferred Stock – Series B has voting rights equal to (i) the number of shares of Common Stock issuable upon conversion of such shares of Preferred Stock – Series B at such time (determined without regard to the shares of Common Stock so issuable upon such conversion in respect of accrued and unpaid dividends on such share of Preferred Stock) when the Preferred Stock – Series B votes together with the Company's Common Stock or any other class or series of stock of the Company and (ii) one vote per share of Preferred Stock when such vote is not covered by the immediately preceding clause.  In the event of a liquidation, dissolution, or winding up of the Company, the Preferred Stock – Series B is entitled to receive liquidation preference before the Common Stock.  The Company may at its option redeem the Preferred Stock – Series B by providing the required notice to the holders of the Preferred Stock – Series B and paying an amount equal to $1,000 multiplied by the number of shares for all of such holder's shares of outstanding Preferred Stock – Series B to be redeemed.

On December 22, 2008, the Company entered into a Securities Purchase Agreement pursuant to which the Company sold and issued an aggregate of 4,033 shares of its Preferred Stock – Series B for an aggregate price of approximately $4.03 million and warrants to purchase 1,875,467 shares of common stock at $1.03 per share. The warrants expire on December 22, 2013.  The net proceeds received after expenses were approximately $3.93 million.   The fair value of the warrants was recorded as equity and there was no impact on the consolidated financial position or the results of operations.    As of January 1, 2009, the Company adopted ASC 815 and as a result the warrants were reclassified as liabilities using a Monte Carol Simulation model to estimate the fair value of the liabilities.    At each reporting date, the change in the fair value of the liability is recorded in the Consolidated Statements of Operations.  In addition, the Company entered into an Exchange Agreement (the "Exchange Agreement") with three holders ("Holders") of its outstanding Amended Notes.  Pursuant to the Exchange Agreement, the Holders exchanged $1.7 million of their outstanding Amended Notes and unpaid interest of $6 thousand, and received 1,706 shares of the Preferred Stock – Series B.   There was no gain or loss on the extinguishment of debt.

During the year ended December 31, 2010, 60 shares of Preferred Stock - Series B were converted into 80,000 shares of common stock.  As of December 31, 2010, 5,679 shares of Preferred Stock – Series B were issued and outstanding.

Common Stock

2010

During the year ended December 31, 2010, the Company received approximately $805 thousand for options exercised and $250 thousand for 100,000 warrants exercised.  There were 5,148,811 million warrants exercised on a cashless basis resulting in 3,518,110 shares of common stock issued.

During the year ended December 31, 2010, the Company also issued 15,363 shares of common stock for payment of approximately $55 thousand for services rendered.  As such, the Company recorded the fair value of the services in selling, general and administrative expenses in the accompanying consolidated statements of operations for the year ended December 31, 2010.

2009

During the year ended December 31, 2009, the Company received approximately $5 thousand for options exercised and there were 2.9 million warrants exercised on a cashless basis resulting in 726,910 shares of common stock issued.

During the year ended December 31, 2009, the Company also issued 498,533 shares of common stock for payment of approximately $304 thousand for services rendered and to be rendered in the future.  As such, the Company recorded the fair value of the services in prepaid expenses and selling, general and administrative expenses in the accompanying consolidated statements of operations for the year ended December 31, 2009.

At December 31, 2008, the 522,500 shares underlying the 2007 and 2008 put options ("put options") granted to Moriah were presented on the balance sheet as redeemable common stock in the amount of $429 thousand which represented the amount for which the shares may be redeemed at the option of Moriah.   On August 7, 2009, the put options expired when Moriah elected not to exercise its put options.  The 522,500 shares are classified as permanent equity on the December 31, 2009 balance sheet.

2008

On December 22, 2008, an investor converted $250 thousand of the principal amount of the Amended Note and approximately $1 thousand of accrued and unpaid interest totaling $251 thousand and received 717,620 shares of Common Stock at the conversion price of $0.35.

On December 22, 2008, the Company entered into a Securities Purchase Agreement pursuant to which the Company sold and issued 5,739 shares of Preferred Stock – Series B at a stated value of $1,000 per share (see Preferred Stock above for additional information).  The Preferred Stock – Series B is convertible into Common Stock at a conversion price of $0.75.  The Company may at its option redeem the Preferred Stock – Series B by providing the required notice to the holders of the Preferred Stock – Series B and paying an amount equal to $1,000 multiplied by the number of shares for all of such holder's shares of outstanding Preferred Stock – Series B to be redeemed.  The total shares of Common Stock underlying the Preferred Stock – Series B is 7,652,000.  As mentioned above in Preferred Stock – Series B, warrants were issued to purchase 1,875,467 shares of common stock at $1.03 per share.  The warrants expire on December 22, 2013.

The Company entered into a Registration Rights Agreement to register for resale of the shares of the Company's common stock issuable upon conversion of the Preferred Stock sold in the offering and the shares of Common Stock issuable upon exercise of the warrants.  Subject to the terms of the Registration Rights Agreement, the Company is required to file a registration statement on Form S-1 with the Securities and Exchange Commission (the "SEC") within 30 days following the date that the Company is permitted to file a registration statement by (i) the rules and regulations of the SEC and (ii) the agreements set forth on Schedule B to the Registration Rights Agreement. After filing the Registration Statement, the Company is to cause such Registration Statement to be declared effective under the Securities Act of 1933 (the "Act") as promptly as possible but in no event later than 90 days after the filing date (or no later than 120 days after the filing date in the event of SEC "full review" of the Registration Statement). The Holders that exchanged their Notes pursuant to the Exchange Agreement received the same registration rights.  The Registration Statement is effective as of December 31, 2010.

As a result of the December 22, 2008 Securities Purchase Agreement, the outstanding 650,000 Series F Common Stock Purchase Warrants that were issued to participants of the Securities Purchase Agreement dated October 25, 2004, were repriced from $3.31 to $2.50 and the April 2, 2008 Common Stock Purchase Warrants were repriced from $1.28 to $1.13.  The repricing of the warrants had no effect on the consolidated financial statements.

On August 20, 2008, the Company and Moriah Capital entered into Amendment No. 3 to the Loan and Security Agreement ("Amendment No. 3") effective August 7, 2008. The Company issued Moriah a warrant, which expires on August 7, 2013, to purchase up to 370,000 shares of the Company's common stock at an exercise price of $1.30 per share.

In addition, the Company and Moriah entered into an Amended and Restated Securities Issuance agreement (the "Amended and Restated Securities Issuance Agreement") on August 20, 2008. On August 7, 2007, in connection with the Securities Issuance Agreement, (the "Original Securities Issuance Agreement"), the Company issued Moriah 162,500 shares of the Company's common stock (the "2007 Shares"). With respect to the Amended and Restated Securities Issuance Agreement, Moriah agreed to waive the Company's obligation to buy back the 2007 Shares with respect to 125,000 of such shares with a redemption amount of $150,000 and to extend the Company's obligation to buy back 37,500 of such 2007 Shares for an additional 12 month period. The Company issued Moriah 485,000 shares of its Common Stock of which 125,000 shares were issued as additional consideration for the extension of the loan and security agreement and 360,000 shares were issued in lieu of the issuance to Moriah of the Contingent Issued Shares (as described in the Original Securities Issuance Agreement). Additionally, Moriah had a put option pursuant to which Moriah could sell to the Company 162,500 shares of its common stock for $195,000, pro-rated for any portion thereof, relating to the remaining 37,500 shares subject to the 2007 Put Option and the 125,000 shares issued to extend the loan and security agreement, the Put Waiver shares.  In conjunction with the issuance of the 360,000 shares, the Company granted Moriah a put option pursuant to which such shares could be put to the Company for $234,000 (the "2008 Put Option").  On August 7, 2009, the put options expired when Moriah elected not to exercise its put options.

At December 31, 2008, the shares underlying the put options were presented as redeemable common stock and presented separately from permanent equity. At December 31, 2008, an aggregate of 522,500 shares related to the 2007 and 2008 put options were presented on the balance sheet as redeemable common stock in the amount of $429,000, representing the amount for which the shares may have been redeemed at the option of the holders at such date.  As a result of the expiration of the put options in August 2009, the 522,500 shares were classified as permanent equity on the December 31, 2009 balance sheet.

The Company and Moriah entered into an Amendment to Registration Rights Agreement (the "Amended Registration Rights Agreement") and the Company agreed to use its best efforts to file a registration statement to register the 485,000 shares of the Company's common stock issued and the shares of common stock issuable upon exercise of the Warrant.

On August 19, 2008, the Holders of the Amended Notes and the Investors in the Purchase Agreement consented to the Company's execution of the Amended Note, Amendment No. 3, Amended and Restated Securities Issuance Agreement, and the Amended Registration Rights Agreement.  In consideration for the consent, a total of 144,000 shares of common stock valued at $101,000 were issued to the Holders and Investors based on individual participation in the Amended Notes and Purchase Agreement on September 4, 2008.

As a result of the Amended and Restated Securities Issuance Agreement, the outstanding 650,000 Series F Common Stock Purchase Warrants that were issued to participants of the Securities Purchase Agreement dated October 25, 2004, were repriced from $3.45 to $3.31 and the April 2, 2008 Common Stock Purchase Warrants were repriced from $1.30 to $1.28.  The repricing of the warrants had no effect on the consolidated financial statements.

On April 2, 2008, the Company entered into a Securities Purchase Agreement ("Purchase Agreement"), pursuant to which the Company sold and issued 1,586,539 shares of common stock, par value of $0.001 per share, at a price of $1.04 per share and warrants to purchase an additional 793,273 shares of common stock for an aggregate purchase price of approximately $1.65 million.  The net proceeds received after expenses were approximately $1.58 million.  The warrants are exercisable at a price of $1.30 per share and expire on April 2, 2013.

As a result of the Purchase Agreement, the outstanding 650,000 Series F Common Stock Purchase Warrants that were issued to participants of the Securities Purchase Agreement dated October 25, 2004, were repriced from $4.09 to $3.45. The repricing of the warrants had no effect on the consolidated financial statements.

A registration rights agreement was entered into on April 2, 2008 in connection with the private placement which required the Company to file a registration statement for the resale of the common stock and the shares underlying the warrants within 45 days of the signing of the agreement.  The Company was to use its best efforts to have the registration statement declared effective within 90 days of the signing of the agreement or if a SEC review occurs, 120 days.  In addition, the Company was to use its best efforts to maintain the effectiveness of the registration statement until all common stock has been sold or may be sold without volume restrictions pursuant to Rule 144(k) of the Securities Act.

If the registration statement is not effective within the grace periods ("Event Date") or the Company cannot maintain its effectiveness ("Event Date"), the Company must pay partial liquidated damages ("damages") in cash to each investor equal to 2% of the aggregate purchase price paid by each investor under the Purchase Agreement on the Event Date and each monthly anniversary of the Event Date (or on a pro-rata basis for any portion of a month) until the registration statement is effective.  The Company is not liable for any damages with respect to the warrants or warrant shares.  The maximum damages payable to each investor is 36% of the aggregate purchase price.  If the Company fails to pay the damages to the investors within 7 days after the date payable, the Company must pay interest at a rate of 15% per annum to each investor which accrues daily from the date payable until damages are paid in full.

The Company filed the registration statement within the 45 day period however the Company was notified that the registration statement was under review by the SEC.  The amended registration statement was not filed by August 2, 2008 which was the 120th day from the signing of the purchase agreement and therefore the registration statement was not effective. As of December 31, 2010, the registration statement was not effective.

The Company accounted for the registration payment arrangement under guidance that requires the contingent obligation to make future payments be recognized and measured using a reasonable estimate.  The Company estimated $399 thousand to be the maximum potential damages that the Company may be required to pay the investors if the registration statement is not effective within three years of the signing of the agreement. The Company estimated $186 thousand to be a reasonable estimate of the potential damages that may be due to the investors as the securities are subject to the provisions of Rule 144.  As a result, the Company recorded a liability of $186 thousand in the consolidated balance sheets and the associated expense in other income (expense) in the consolidated statements of operations for the year ended December 31, 2008.

Effective March 25, 2008, the Company amended the Warrant Issuance Agreement ("Amended Warrant Agreement") with Moriah. In connection with such amendment, the Company issued a Warrant to purchase an additional 250,000 shares of its common stock at a price of $1.50 expiring March 25, 2013.

On January 30, 2008, the Company amended and restated its Loan and Security Agreement ("Amended Loan Agreement") with Moriah.   As part of the amended agreement, the Loan Conversion agreement was terminated which eliminated the optional conversion of principal up to $2.0 million into common stock at $1.50.  In connection with the Amended Loan agreement, the Company issued a Warrant to purchase 750,000 shares of its common stock at a price of $1.50 per share with an expiration date of January 29, 2013. Effective March 25, 2008, the Company amended the Warrant Issuance Agreement with Moriah. In connection with such amendment, the Company issued a Warrant to purchase an additional 250,000 shares of its common stock at a price of $1.50 expiring March 25, 2013.

The Company determined the fair value of the 1,000,000 warrants issued to Moriah to be $729 thousand. The Company valued the warrants using a Black-Scholes option pricing model. The Company recorded $168 thousand as interest expense and the remaining $561 thousand was recorded as deferred debt issuance costs and amortized over the life of the loan.   The following assumptions were used to determine the fair value of the warrants:  dividend yield of 0%; risk free interest rates of 2.61 % and 2.96%; expected volatility of 90.9% and 92.3%; and expected contractual term of 5 years.

For the year ended December 31, 2008, there were no stock options and warrants exercised.  During the year ended December 31, 2008, the Company also issued approximately 326,000 shares of common stock for payment of approximately $303 thousand for services rendered and to be rendered in the future.  As such, the Company recorded the fair value of the services in prepaid expenses and selling, general and administrative expenses in the accompanying consolidated statements of operations for the year ended December 31, 2008.